Lease Liability - Summary of Amounts Recognized in Profit or Loss (Details)	12 Months Ended
Feb. 28, 2021 USD ($)
Lease Liabilities [Abstract]
Depreciation on lease liability	$ 115,931
Interest on lease liability	$ 24,756